Provisions - Summary of provisions by type (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Other provisions	€ 691	€ 688
Reorganisation provisions [member]
Disclosure of other provisions [line items]
Other provisions	381	385	€ 613
Other provisions [member]
Disclosure of other provisions [line items]
Other provisions	€ 310	€ 303	€ 399